INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2014	2013

Raw materials	$2,696	$2,189
Work in process	61	232
Finished goods	3,376	3,617

	$6,133	$6,038